[Transamerica Financial Life Insurance Company Letterhead]

May 6, 2004

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Transamerica Landmark NY Variable Annuity
Separate Account VA BNY
Transamerica Financial Life Insurance Company
(File No. 33-83560)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus and statement of additional information dated May 1, 2004, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 297-8330.

Sincerely,

/s/ Darin D. Smith

Darin D. Smith Assistant General Counsel Financial Markets Division

cc:	Frederick R. Bellamy, Esq.